CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Ordinary share, par value	$ 0.001	$ 0.001
Ordinary share, shares authorized	100,000,000	100,000,000
Ordinary share, shares issued	14,050,000	14,050,000
Ordinary share, shares outstanding	14,000,000	14,000,000